SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Significant Accounting Policies [Line Items]
Estimated weighted average incremental borrowing rate	12	12
Maximum discount rate from market value of securities escrowed or restricted sale or transfer	10
Period within which proceeds received from the issuance of flow-through shares to be used	2 years
Exploration and evaluation assets.
Significant Accounting Policies [Line Items]
Impairment loss recognised in profit or loss	$ 28,604	$ 166,662